Employee Related Obligations (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2013	Dec. 30, 2012
Employee-related Liabilities [Abstract]
Pension benefits	$ 2,950	$ 4,488
Postretirement benefits	2,655	2,789
Postemployment benefits	1,872	1,452
Deferred compensation	693	747
Total employee obligations	8,170	9,476
Less current benefits payable	386	394
Employee related obligations — non-current	$ 7,784	$ 9,082